Columbia Select Large Cap Growth Fund
Third Quarter Report
December 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 12.2%
Entertainment 3.7%
TKO Group Holdings, Inc.(a)	215,098	30,567,577
Interactive Media & Services 5.9%
Alphabet, Inc., Class A	252,366	47,772,884
Media 2.6%
Trade Desk, Inc. (The), Class A(a)	180,655	21,232,382
Total Communication Services		99,572,843
Consumer Discretionary 18.9%
Broadline Retail 11.0%
Amazon.com, Inc.(a)	297,169	65,195,907
MercadoLibre, Inc.(a)	14,331	24,369,006
Total		89,564,913
Hotels, Restaurants & Leisure 5.0%
Booking Holdings, Inc.	4,286	21,294,648
Chipotle Mexican Grill, Inc.(a)	323,119	19,484,076
Total		40,778,724
Specialty Retail 2.9%
O’Reilly Automotive, Inc.(a)	20,068	23,796,634
Total Consumer Discretionary		154,140,271
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	20,532	18,812,856
Total Consumer Staples		18,812,856
Financials 7.6%
Capital Markets 4.3%
KKR & Co., Inc., Class A	107,529	15,904,614
MSCI, Inc.	31,407	18,844,514
Total		34,749,128
Financial Services 3.3%
Visa, Inc., Class A	84,262	26,630,163
Total Financials		61,379,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.9%
Health Care Equipment & Supplies 6.0%
Insulet Corp.(a)	90,221	23,553,996
Intuitive Surgical, Inc.(a)	48,973	25,561,947
Total		49,115,943
Health Care Technology 3.2%
Veeva Systems Inc., Class A(a)	122,255	25,704,114
Pharmaceuticals 3.7%
Eli Lilly & Co.	38,986	30,097,192
Total Health Care		104,917,249
Industrials 4.9%
Building Products 1.3%
Trane Technologies PLC	30,276	11,182,441
Construction & Engineering 1.8%
Quanta Services, Inc.	45,904	14,507,959
Electrical Equipment 1.8%
Vertiv Holdings Co.	127,255	14,457,440
Total Industrials		40,147,840
Information Technology 38.2%
Semiconductors & Semiconductor Equipment 15.1%
Advanced Micro Devices, Inc.(a)	179,656	21,700,648
Applied Materials, Inc.	88,271	14,355,513
NVIDIA Corp.	647,681	86,977,081
Total		123,033,242
Software 23.1%
Adobe, Inc.(a)	76,827	34,163,431
Crowdstrike Holdings, Inc., Class A(a)	37,777	12,925,778
Intuit, Inc.	38,032	23,903,112
Microsoft Corp.	159,004	67,020,186
Palo Alto Networks, Inc.(a)	123,366	22,447,677
ServiceNow, Inc.(a)	25,451	26,981,114
Total		187,441,298
Total Information Technology		310,474,540

Columbia Select Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, December 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.5%
Real Estate Management & Development 2.5%
CoStar Group, Inc.(a)	280,949	20,113,139
Total Real Estate		20,113,139
Total Common Stocks (Cost $357,001,820)		809,558,029

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(b),(c)	5,446,202	5,445,113
Total Money Market Funds (Cost $5,445,052)		5,445,113
Total Investments in Securities (Cost: $362,446,872)		815,003,142
Other Assets & Liabilities, Net		(1,222,782)
Net Assets		813,780,360
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	639,649	183,770,163	(178,964,565)	(134)	5,445,113	(605)	292,408	5,446,202
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT215_03_R01_(02/25)